OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF OTHER ACCOUNTS RECEIVABLE
	December 31,	December 31,
	2021	2020

Related parties	$126	$-
Advances to suppliers	-	28
Prepaid expenses	50	263
Government institutions	251	60
Other	7	2
	$434	$353